Stock-based Compensation - Option Valuation Method (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Weighted average value of options granted in period	$ 6.24	$ 25.09
Aggregate fair value of options	$ 3,249	$ 290
Expected dividend yield	0.00%	0.00%
Expected dividend yield, nonemployees	0.00%	0.00%
Weighted average expected volatility	68.57%	65.49%
Weighted average expected volatility, nonemployees	64.10%	65.49%
Weighted average risk-free interest rate	2.05%	2.41%
Weighted average risk-free interest rate, nonemployees	1.75%	2.37%
Weighted average expected term (in years)	6 years 15 days	6 years 5 months 27 days
Weighted average expected term (in years), nonemployees	5 years 3 months 17 days	5 years
Forfeiture rate	5.00%	5.00%
Forfeiture rate, nonemployees	5.00%	5.00%